Risk factors (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ZHEJIANG TIANLAN | PRC
Concentration of credit risk | ¥		¥ 500,000
Restricted cash | ¥				¥ 128,000,000	¥ 115,282,000
Hong Kong and PRC [Member]
Concentration of credit risk | $	$ 64,000		$ 72,000
Restricted cash | $	$ 6,039,000		$ 6,047,000